Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
Subsequent Events [Text Block]
Subsequent Event
On September 18, 2013, the name of the Company was changed from Wells Timberland REIT, Inc. to CatchMark Timber Trust, Inc. In addition, the name of the operating partnership was changed to CatchMark Timber Operating Partnership, L.P. and the name of the taxable REIT subsidiary was changed to CatchMark Timber TRS, Inc. Accordingly, all references to these entities in the consolidated financial statements and notes thereto have been changed.